Prepayments and Other Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	June 30, 2025	December 31, 2024
Others receivable	$136,512	$150,463
Long term receivable on land use right (1)	11,502,168	11,088,736
Receivable for property (2)	9,942,627	9,589,961
Prepaid income tax	173,896	-
Total	21,755,203	20,829,160
Less: non-current portion	(11,502,168)	(11,088,736)
Prepayments and other current assets	$10,253,035	$9,740,424

(1)	On October 22, 2018, the Company signed a land use right agreement with the government of Touqiao Town, Yangzhou City and paid RMB 50 million and RMB 60 million, respectively, in 2018 and 2019 according to the agreement. As a result of COVID-19, the land use right had not been transferred to the Company as scheduled. Both parties agreed to cancel the transaction and the funds that were prepaid for land use right will be returned to the Company before December 31, 2027. As of June 30, 2025, the Company collected RMB 20 million ($2.74 million). The Company expects to recover the payment in instalments before December 31, 2027.

(2)	On April 20, 2020, the Company signed a factory building purchase agreement with Jiangsu Qionghua Group Co., Ltd. and paid deposit of RMB 85 million. As a result of COVID-19, the factory building had not been completed as scheduled. Both parties agreed to cancel the transaction and that the deposit for the building would be returned to the Company on or before December 31, 2025, with such deposit accumulating interest at an annual interest rate of 3.5%. For the year ended December 31, 2023, the Company collected principal of RMB5 million ($706,125) and interest of RMB2.5 million ($0.35 million). For the year ended December 31, 2024, the Company collected principle of RMB 10 million ($1.37 million) and interest of RMB 2.98 million ($0.41 million). As of June 30, 2025, the principle and interests were RMB 71.2 million ($9.9 million). The Company expects to recover the payment in instalments over the next six months.